Financial Instruments - Disclosure of fair value measurement of assets and liabilities (Details) - Derivative financial instrument - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Financial assets	£ 1,273	£ 7,923
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	£ 1,273	£ 7,923	£ 0